CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
CONSOLIDATED BALANCE SHEETS
Mortgage-backed securities held to maturity, fair value	$ 42,319,807	$ 28,496,302
Loans receivable, allowance for loan losses	15,799,107	15,978,421
Real estate acquired in settlement of loans, allowance for losses	$ 76,700	$ 741,429
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	18,000,000	18,000,000
Common stock, shares issued (in shares)	13,082,087	13,082,087
Treasury stock, shares (in shares)	1,259,395	1,399,240